INCOME TAXES (Narrative) (Details) - CAD ($)	Sep. 30, 2021	Sep. 30, 2019
Tax authority of Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 9,940,000	$ 403,000
Tax authority of United States [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	30,000	0
Tax authority of Australia [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 6,000	$ 0